STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

15.    STOCK-BASED COMPENSATION

The Company has adopted an equity incentive plan, as amended on May 2, 2021 (“the Plan”), which allows the Company to compensate qualifying Plan participants through stock-based arrangements and provide them with opportunities for stock ownership in the Company, thereby seeking to align the interests of such persons with the Company’s shareholders. Under the Plan, the Company may grant stock options, RSUs, performance compensation awards, and unrestricted stock bonuses or purchases. The maximum number of Equity Shares that may be issued under the Plan and any other security-based compensation agreements shall not exceed 12% of the total number of fully diluted shares issued and outstanding from time to time.

In addition, the Company established a restricted stock plan (the “AcquisitionCo Plan”) to facilitate the granting of restricted Exchangeable Shares. Any shares issued under the AcquisitionCo Plan will reduce the number of Equity Shares that may be awarded under the AcquisitionCo Plan on a one-for-one basis.

15.    STOCK-BASED COMPENSATION (Continued)

The stock-based compensation expense is based on either the Company’s share price for service-based and market-based conditions on the date of the grant or the fair value of the performance-based RSU. The RSUs vest over a one to four-year period, based on service, market, and/or performance conditions. During the year ended December 31, 2023 there were 650 of both market and performance based RSUs outstanding, totaling 1,300. During the years ended December 31, 2023 and 2022, the Company recognized stock-based compensation relating to RSUs granted in the current and prior periods, except for the market and performance based RSUs as they did not meet the probable threshold. Any cumulative adjustment prior to vesting is recognized in the current period with no adjustment to prior periods for expense previously recognized. During the years ended December 31, 2023 and 2022, there were 137 and 78 forfeitures of nonvested RSUs, respectively.

During the years ended December 31, 2023 and 2022, 3,262 Equity Shares vested, of which 3,169 were issued due to net settlement, and 2,135 of which 1,459 were issued due to net settlement, respectively. During the years ended December 31, 2023 and 2022, the result of the net settlement was 93 Equity Shares were withheld with a total value of $366, and 676 Equity Shares were withheld with a total value of $5,258 to pay income taxes on behalf of the grantees, respectively. As of December 31, 2023 the average remaining life of unvested RSUs is one year and eleven months with an expected expense over the next 12 months of $9,967 with an aggregate intrinsic value of $16,714 using the stock price as of December 31, 2023 and as of December 31, 2022, the average remaining life of unvested RSUs is one year and three months with an expected expense over the next 12 months of $21,538 with an aggregate intrinsic value of $16,135 using the stock price as of December 31, 2022. The number of RSUs outstanding as of December 31, 2023 and 2022, were as follows:

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2022	8,100	$18.83
Granted	741	6.45
Vested	(2,135)	18.58
Forfeited	(78)	15.90
RSUs outstanding and nonvested, as of December 31, 2022	6,628	$17.56
Granted	1,760	1.20
Vested	(3,262)	18.15
Forfeited	(137)	9.09
RSUs outstanding and nonvested, as of December 31, 2023[1]	4,989	$11.64

[1] Includes Ayr granted but unvested performance based RSUs (PSUs) totaling 1,300 that do not meet the probability threshold

15.    STOCK-BASED COMPENSATION (Continued)

Options

As part of the Liberty acquisition, the Company issued replacement options to certain employees of Liberty who became employees of the Company which were fully vested as of the date of acquisition. The range of exercise price is between $10.59 and $29.60. As of December 31, 2023 and 2022,the weighted average remaining life of the options is under six months and under eight months, respectively, with an aggregate intrinsic value of $nil and $nil, respectively. The number of options outstanding as of December 31, 2023 and 2022 were as follows:

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2022	198	$17.93
Options exercised	(33)	17.93
Balance as of December 31, 2022	165	$17.93
Options expired/cancelled	(6)	17.93
Balance as of December 31, 2023	159	20.30